Distribution of Tax Charge by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax Charge	$ 6,115	$ 5,653	$ 10,375
Ireland
Income Taxes [Line Items]
Tax Charge	(3,475)	5,310	(4,544)
Rest Of Europe
Income Taxes [Line Items]
Tax Charge	657	(1,606)	4,202
U.S.
Income Taxes [Line Items]
Tax Charge	4,656	(593)	7,820
Other
Income Taxes [Line Items]
Tax Charge	$ 4,277	$ 2,542	$ 2,897